Trading Activities (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of Each Partnership's Derivatives and their Offsetting

Charter WNT

	Gross	Gross Amounts Offset in the Statements of	Amounts Presented in the Statements of		Gross Amounts Not Offset in the Statements of Financial Condition
December 31, 2015	Amounts Recognized	Financial Condition	Financial Condition		Financial Instruments	Cash Collateral Received/Pledged**	Net Amount
Assets
Futures	$817,717	$(580,290)	$237,427	*	$-	$-	$237,427
Forwards	239,883	(237,051)	2,832	*	-	-	2,832

Total assets	$1,057,600	$(817,341)	$240,259		$-	$-	$240,259

Liabilities
Futures	$(580,290)	$580,290	$-		$-	$-	$-
Forwards	(237,051)	237,051	-		-	-	-

Total liabilities	$(817,341)	$817,341	$-		$-	$-	$-

Net fair value							$240,259	**

	Gross	Gross Amounts Offset in the Statements of	Amounts Presented in the Statements of		Gross Amounts Not Offset in the Statements of Financial Condition
December 31, 2014	Amounts Recognized	Financial Condition	Financial Condition		Financial Instruments	Cash Collateral Received/Pledged**	Net Amount
Assets
Futures	$1,905,937	$(511,243)	$1,394,694	*	$-	$-	$1,394,694
Forwards	264,618	(264,618)	-		-	-	-

Total assets	$2,170,555	$(775,861)	$1,394,694		$-	$-	$1,394,694

Liabilities
Futures	$(511,243)	$511,243	$-		$-	$-	$-
Forwards	(492,731)	264,618	(228,113)	*	-	-	(228,113)

Total liabilities	$(1,003,974)	$775,861	$(228,113)		$-	$-	$(228,113)

Net fair value							$1,166,581	**

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the Statements of Financial Condition.

**     In the event of default by Charter WNT, MS&Co., Charter WNT’s commodity futures broker and/or the sole counterparty to Charter WNT’s off-exchange-traded contracts, as applicable, has the right to offset Charter WNT’s obligation with Charter WNT’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co. and as such, in the event of default by MS&Co., Charter WNT is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Charter WNT’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

Schedule of Effect of Trading Activities in Statements of Financial Condition

The effect of Trading Activities in Charter WNT’s Statements of Financial Condition as of December 31, 2015 and 2014:

December 31, 2015

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average number of contracts outstanding for the year (absolute quantity)
Commodity	$23,111	$(7,019)	$417,191	$(172,098)	$261,185	353
Equity	94,982	(45,323)	26,130	(48,088)	27,701	227
Foreign currency	66,500	(194,105)	291,500	(28,195)	135,700	430
Interest rate	137,339	(320,225)	848	(2,289)	(184,327)	1,454

Total	$321,932	$(566,672)	$735,669	$(250,670)	$240,259

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average number of contracts outstanding for the year (absolute quantity)
Commodity	$14,752	$(347,794)	$652,281	$(24,681)	$294,558	375
Equity	418,583	(89,028)	1,100	(35,699)	294,956	351
Foreign currency	49,527	(281,674)	467,499	(91,186)	144,166	594
Interest rate	566,705	(131,849)	108	(2,063)	432,901	1,443

Total	$1,049,567	$(850,345)	$1,120,988	$(153,629)	$1,166,581

Summary of Trading Gains and Losses on Derivative Instruments by Market Sector
Charter WNT

	2015		2014		2013

Sector
Commodity	$1,917,144		$1,595,504		$1,183,467
Equity	(984,208)		(267,178)		6,646,764
Foreign currency	(324,778)		1,030,965		1,255,867
Interest rate	837,563		5,466,604		(3,216,434)

Total	$1,445,721	*	$7,825,895	*	$5,869,664	*

*	This amount is in “Total trading results” in the respective Partnership’s Statements of Income and Expenses.

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of Each Partnership's Derivatives and their Offsetting

Charter Campbell

	Gross	Gross Amounts Offset in the Statements of	Amounts Presented in the Statements of		Gross Amounts Not Offset in the Statements of Financial Condition
December 31, 2015	Amounts Recognized	Financial Condition	Financial Condition		Financial Instruments	Cash Collateral Received/Pledged**	Net Amount
Assets
Futures	$269,891	$(269,891)	$-		$-	$-	$-
Forwards	1,264,408	(1,264,408)	-		-	-	-

Total assets	$1,534,299	$(1,534,299)	$-		$-	$-	$-

Liabilities
Futures	$(460,830)	$269,891	$(190,939)	*	$-	$-	$(190,939)
Forwards	(1,322,225)	1,264,408	(57,817)	*	-	-	(57,817)

Total liabilities	$(1,783,055)	$1,534,299	$(248,756)		$-	$-	$(248,756)

Net fair value							$(248,756)	**

	Gross	Gross Amounts Offset in the Statements of	Amounts Presented in the Statements of		Gross Amounts Not Offset in the Statements of Financial Condition
December 31, 2014	Amounts Recognized	Financial Condition	Financial Condition		Financial Instruments	Cash Collateral Received/Pledged**	Net Amount
Assets
Futures	$873,317	$(134,615)	$738,702	*	$-	$-	$738,702
Forwards	1,536,029	(981,488)	554,541	*	-	-	554,541

Total assets	$2,409,346	$(1,116,103)	$1,293,243		$-	$-	$1,293,243

Liabilities
Futures	$(134,615)	$134,615	$-		$-	$-	$-
Forwards	(981,488)	981,488	-		-	-	-

Total liabilities	$(1,116,103)	$1,116,103	$-		$-	$-	$-

Net fair value							$1,293,243	**

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the Statements of Financial Condition.

** In the event of default by Charter Campbell, MS&Co., Charter Campbell’s commodity futures broker and/or the sole counterparty to Charter Campbell’s off-exchange-traded contracts, as applicable, has the right to offset Charter Campbell’s obligation with Charter Campbell’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co. and as such, in the event of default by MS&Co., Charter Campbell is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Charter Campbell’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

Schedule of Effect of Trading Activities in Statements of Financial Condition

The effect of Trading Activities in Charter Campbell’s Statements of Financial Condition as of December 31, 2015 and 2014:

December 31, 2015

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average number of contracts outstanding for the year (absolute quantity)
Commodity	$32,576	$(21,957)	$169,242	$(465,033)	$(285,172)	699
Equity	21,570	(34,818)	5,202	(5,419)	(13,465)	171
Foreign currency	358,965	(594,408)	879,335	(592,044)	51,848	289
Interest rate	45,793	(50,239)	21,614	(19,135)	(1,967)	565

Total	$458,904	$(701,422)	$1,075,393	$(1,081,631)	$(248,756)

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average number of contracts outstanding for the year (absolute quantity)
Commodity	$3,667	$(117,406)	$290,455	$(24,367)	$152,349	848
Equity	53,954	(46,233)	689	(4,261)	4,149	309
Foreign currency	68,076	(785,527)	1,356,424	(120,304)	518,669	429
Interest rate	625,971	(9,658)	10,110	(8,347)	618,076	977

Total	$751,668	$(958,824)	$1,657,678	$(157,279)	$1,293,243

Summary of Trading Gains and Losses on Derivative Instruments by Market Sector

The following tables indicate the trading gains and losses by market sector, on derivative instruments for the years ended December 31, 2015, 2014 and 2013, respectively.

Charter Campbell

	2015		2014		2013

Sector
Commodity	$235,537		$599,779		$1,883,702
Equity	9,093		(1,237,700)		5,768,347
Foreign currency	761,515		2,147,219		1,008,235
Interest rate	(853,416)		3,854,602		(1,753,108)

Total	$152,729	*	$5,363,900	*	$6,907,176	*

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of Each Partnership's Derivatives and their Offsetting

Charter Aspect

	Gross	Gross Amounts Offset in the Statements of	Amounts Presented in the Statements of		Gross Amounts Not Offset in the Statements of Financial Condition
December 31, 2015	Amounts Recognized	Financial Condition	Financial Condition		Financial Instruments	Cash Collateral Received/Pledged**	Net Amount
Assets
Futures	$724,794	$(724,794)	$-		$-	$-	$-
Forwards	692,968	(665,290)	27,678		-	-	27,678

Total assets	$1,417,762	$(1,390,084)	$27,678		$-	$-	$27,678

Liabilities
Futures	$(966,476)	$724,794	$(241,682)	*	$-	$-	$(241,682)
Forwards	(665,290)	665,290	-	*	-	-	-

Total liabilities	$(1,631,766)	$1,390,084	$(241,682)		$-	$-	$(241,682)

Net fair value							$(214,004)	**

	Gross	Gross Amounts Offset in the Statements of	Amounts Presented in the Statements of		Gross Amounts Not Offset in the Statements of Financial Condition
December 31, 2014	Amounts Recognized	Financial Condition	Financial Condition		Financial Instruments	Cash Collateral Received/Pledged**	Net Amount
Assets
Futures	$2,692,207	$(266,772)	$2,425,435	*	$-	$-	$2,425,435
Forwards	1,015,350	(696,340)	319,010	*	-	-	319,010

Total assets	$3,707,557	$(963,112)	$2,744,445		$-	$-	$2,744,445

Liabilities
Futures	$(266,772)	$266,772	$-		$-	$-	$-
Forwards	(696,340)	696,340	-		-	-	-

Total liabilities	$(963,112)	$963,112	$-		$-	$-	$-

Net fair value							$2,744,445	**

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the Statements of Financial Condition.

** In the event of default by Charter Aspect, MS&Co., Charter Aspect’s commodity futures broker and/or the sole counterparty to Charter Aspect’s off-exchange-traded contracts, as applicable, has the right to offset Charter Aspect’s obligation with Charter Aspect’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co. and as such, in the event of default by MS&Co., Charter Aspect is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Charter Aspect’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

Schedule of Effect of Trading Activities in Statements of Financial Condition

The effect of Trading Activities in Charter Aspect’s Statements of Financial Condition as of December 31, 2015 and 2014:

December 31, 2015

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average number of contracts outstanding for the year (absolute quantity)
Commodity	$93,236	$(66,483)	$520,255	$(679,135)	$(132,127)	914
Equity	61,760	(69,913)	6,641	(26,988)	(28,500)	265
Foreign currency	131,653	(116,752)	478,849	(244,689)	249,061	411
Interest rate	103,652	(411,566)	21,714	(16,238)	(302,438)	1,074

Total	$390,301	$(664,714)	$1,027,459	$(967,050)	$(214,004)

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average number of contracts outstanding for the year (absolute quantity)
Commodity	$25,195	$(292,447)	$1,270,115	$(53,368)	$949,495	787
Equity	328,936	(67,856)	17,113	(50,337)	227,856	386
Foreign currency	214,420	(312,688)	669,973	(158,774)	412,931	451
Interest rate	1,176,289	(11,095)	5,516	(16,547)	1,154,163	1,386

Total	$1,744,840	$(684,086)	$1,962,717	$(279,026)	$2,744,445

Summary of Trading Gains and Losses on Derivative Instruments by Market Sector
Charter Aspect

	2015		2014		2013

Sector
Commodity	$5,506,589		$5,324,415		$(1,148,405)
Equity	(261,308)		(649,691)		5,160,541
Foreign currency	(387,477)		1,220,792		(836,530)
Interest rate	(293,651)		4,809,281		(3,930,101)

Total	$4,564,153	*	$10,704,797	*	$(754,495)	*